SCHEDULE OF PRO FORMA NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss	$ (1,047)	$ (312)	$ (1,623)	$ (694)	$ (1,812)	$ (1,050)
Weighted average number of common shares outstanding basic	10,910,227	10,334,357	10,679,776	10,334,357	10,382,515	10,236,764
Weighted average number of common shares outstanding diluted	10,910,227	10,334,357	10,679,776	10,334,357	10,382,515	10,236,764
Pro forma weighted average shares outstanding of convertible notes payable and certain accounts payable					648,539
Pro forma weighted average common shares outstanding basic					11,031,054	10,839,452
Pro forma weighted average common shares outstanding diluted					11,031,054	10,839,452
Pro forma net loss per share, basic					$ (0.16)	$ (0.10)
Pro forma net loss per share, diluted					$ (0.16)	$ (0.10)